Provisions_Details of provisions (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2020 USD ($)
Disclosure of other provisions [Line Items]
Provisions		₩ 501,643	₩ 443,980	$ 461,876
Asset retirement obligation
Disclosure of other provisions [Line Items]
Provisions		68,402	66,485
Provision for guarantees
Disclosure of other provisions [Line Items]
Provisions	[1]	₩ 89,592	₩ 92,486
Description of nature of provisions for guarantee		Provisions for guarantees includes provision for financial guarantee of 62,764 million won and 66,232 million won as of December 31, 2019 and 2020, respectively.	Provisions for guarantees includes provision for financial guarantee of 62,764 million won and 66,232 million won as of December 31, 2019 and 2020, respectively.
Provision for financial guarantee contract	[1]	₩ 66,232	₩ 62,764
Provisions for unused loan commitments
Disclosure of other provisions [Line Items]
Provisions		122,155	112,554
Other provisions
Disclosure of other provisions [Line Items]
Provisions	[2]	₩ 221,494	₩ 172,455
Description of nature of miscellaneous other provisions	[2]	Other provisions consist of provision for litigation, loss compensation and others.	Other provisions consist of provision for litigation, loss compensation and others.

[1]	Provisions for guarantees includes provision for financial guarantee of 62,764 million Won and 66,232 million Won as of December 31, 2019 and 2020, respectively
[2]	Other provisions consist of provision for litigation, loss compensation and others.